Fair Value Measurements (Details) - EBP 003	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	$ 4,257,564,211	$ 3,830,577,283
Marsh & McLennan Companies common stock
EBP, Investment, Fair Value and NAV [Line Items]
Assets Held in Commingled Funds by Master Trust	569,666,803	722,475,231
Short-term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	3,292,182	5,451,384
Assets Held in Commingled Funds by Master Trust	$ 34,207,674	$ 26,215,743
Valuation input (in dollars per share) | $ / shares	1.00	1.00
Mutual funds:
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	$ 778,106,664	$ 706,541,924
Balanced funds
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	430,716,091	362,789,461
Value funds
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	347,390,573	343,752,463
Common collective trusts at fair value
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	3,476,165,365	3,118,583,975
Assets Held in Commingled Funds by Master Trust	3,330,896,704	2,784,329,533
Commingled Funds
EBP, Investment, Fair Value and NAV [Line Items]
Assets Held in Commingled Funds by Master Trust	3,934,771,181	3,533,020,507
Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	781,398,846	711,993,308
Quoted Prices in Active Markets for Identical Assets (Level 1) | Marsh & McLennan Companies common stock
EBP, Investment, Fair Value and NAV [Line Items]
Assets Held in Commingled Funds by Master Trust	569,666,803	722,475,231
Quoted Prices in Active Markets for Identical Assets (Level 1) | Short-term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	3,292,182	5,451,384
Assets Held in Commingled Funds by Master Trust	34,207,674	26,215,743
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mutual funds:
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	778,106,664	706,541,924
Quoted Prices in Active Markets for Identical Assets (Level 1) | Balanced funds
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	430,716,091	362,789,461
Quoted Prices in Active Markets for Identical Assets (Level 1) | Value funds
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	347,390,573	343,752,463
Quoted Prices in Active Markets for Identical Assets (Level 1) | Common collective trusts at fair value
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
Assets Held in Commingled Funds by Master Trust	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Commingled Funds
EBP, Investment, Fair Value and NAV [Line Items]
Assets Held in Commingled Funds by Master Trust	603,874,477	748,690,974
Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
Significant Other Observable Inputs (Level 2) | Marsh & McLennan Companies common stock
EBP, Investment, Fair Value and NAV [Line Items]
Assets Held in Commingled Funds by Master Trust	0	0
Significant Other Observable Inputs (Level 2) | Short-term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
Assets Held in Commingled Funds by Master Trust	0	0
Significant Other Observable Inputs (Level 2) | Mutual funds:
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
Significant Other Observable Inputs (Level 2) | Balanced funds
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
Significant Other Observable Inputs (Level 2) | Value funds
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
Significant Other Observable Inputs (Level 2) | Common collective trusts at fair value
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
Assets Held in Commingled Funds by Master Trust	0	0
Significant Other Observable Inputs (Level 2) | Commingled Funds
EBP, Investment, Fair Value and NAV [Line Items]
Assets Held in Commingled Funds by Master Trust	0	0
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
Significant Unobservable Inputs (Level 3) | Marsh & McLennan Companies common stock
EBP, Investment, Fair Value and NAV [Line Items]
Assets Held in Commingled Funds by Master Trust	0	0
Significant Unobservable Inputs (Level 3) | Short-term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
Assets Held in Commingled Funds by Master Trust	0	0
Significant Unobservable Inputs (Level 3) | Mutual funds:
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
Significant Unobservable Inputs (Level 3) | Balanced funds
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
Significant Unobservable Inputs (Level 3) | Value funds
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
Significant Unobservable Inputs (Level 3) | Common collective trusts at fair value
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
Assets Held in Commingled Funds by Master Trust	0	0
Significant Unobservable Inputs (Level 3) | Commingled Funds
EBP, Investment, Fair Value and NAV [Line Items]
Assets Held in Commingled Funds by Master Trust	0	0
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	3,476,165,365	3,118,583,975
NAV | Marsh & McLennan Companies common stock
EBP, Investment, Fair Value and NAV [Line Items]
Assets Held in Commingled Funds by Master Trust	0	0
NAV | Short-term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
Assets Held in Commingled Funds by Master Trust	0	0
NAV | Mutual funds:
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
NAV | Balanced funds
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
NAV | Value funds
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
NAV | Common collective trusts at fair value
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	3,476,165,365	3,118,583,975
Assets Held in Commingled Funds by Master Trust	3,330,896,704	2,784,329,533
NAV | Commingled Funds
EBP, Investment, Fair Value and NAV [Line Items]
Assets Held in Commingled Funds by Master Trust	$ 3,330,896,704	$ 2,784,329,533